UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Airlines: 5.0%
272,500	American Airlines Group, Inc.	$7,815,300

Apparel: 1.2%
50,000	Capri Holdings Ltd. (1)	1,907,500

Apparel & Shoe Retail: 3.0%
450,000	Duluth Holdings, Inc. - Class B (1)	4,738,500

Banks: 1.7%
70,000	Triumph Bancorp, Inc. (1)	2,661,400

Biotechnology: 5.8%
50,000	CRISPR Therapeutics AG (1)	3,045,250
65,000	Exact Sciences Corp. (1)	6,011,200
		9,056,450
Building Materials: 8.7%
60,000	Eagle Materials, Inc.	5,439,600
55,000	Owens Corning	3,581,600
110,000	U.S. Concrete, Inc. (1)	4,582,600
		13,603,800
Building Products Retail: 2.6%
750,000	At Home Group, Inc. (1)	4,125,000

Commercial Services: 2.0%
50,000	Square, Inc. - Class A (1)	3,128,000

Computers: 3.6%
176,200	Intrusion, Inc. (1)	969,100
135,000	NCR Corp. (1)	4,746,600
		5,715,700
Home Builders: 2.3%
180,000	William Lyon Homes - Class A (1)	3,596,400

Insurance: 2.6%
95,000	Goosehead Insurance, Inc. - Class A	4,028,000

Internet: 5.8%
250,000	Revolve Group, Inc. - Class A (1)	4,590,000
140,000	Twitter, Inc. (1)	4,487,000
		9,077,000
Iron & Steel: 10.9%
850,000	Cleveland-Cliffs, Inc.	7,140,000
445,000	Commercial Metals Co.	9,910,150
		17,050,150

Leisure Time: 4.8%
70,000	Norwegian Cruise Line Holdings Ltd. (1)		4,088,700
100,000	YETI Holdings, Inc. (1)		3,478,000
			7,566,700
Oil Companies Exploration & Production: 6.3%
800,000	Centennial Resource Development, Inc. - Class A (1)		3,696,000
350,000	Matador Resources Co. (1)		6,289,500
			9,985,500
Oil U.S. Royalty Trusts: 6.5%
13,200	Texas Pacific Land Trust		10,312,104

Restaurants: 2.7%
1,647,870	Luby's, Inc. (1),(2),(3)		3,625,314
1,780,000	Waitr Holdings, Inc. (1)		573,160
			4,198,474
Semiconductors: 4.8%
90,000	Micron Technology, Inc. (1)		4,840,200
22,000	Skyworks Solutions, Inc.		2,659,360
			7,499,560
Software: 8.7%
200,000	SailPoint Technologies Holdings, Inc. (1)		4,720,000
45,000	Twilio, Inc. - Class A (1)		4,422,600
127,500	Upland Software, Inc. (1)		4,553,025
			13,695,625
Telecommunications: 3.9%
950,000	Gogo, Inc. (1)		6,080,000

Textiles: 0.8%
1,163,584	The Dixie Group, Inc. (1),(2),(3)		1,326,486

Transportation: 1.1%
350,000	Nordic American Tankers Ltd.		1,722,000

TOTAL COMMON STOCKS
(Cost $154,768,233)			148,889,649

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 4.0% (1)
Banks: 0.6%
275	The Goldman Sachs Group, Inc., Expiration: June 2020, Exercise Price: $200.00	$6,323,075	949,438
Chemicals: 0.8%
150	The Sherwin-Williams Co., Expiration: March 2020, Exercise Price: $500.00	8,753,100	1,320,750
Media: 0.9%
350	Nexstar Media Group, Inc. - Class A, Expiration: February 2020, Exercise Price: $80.00	4,103,750	1,328,250
Oil Companies Exploration & Production: 0.9%
650	Concho Resources, Inc., Expiration: January 2020, Exercise Price: $65.00	5,692,050	1,478,750
Software: 0.8%
750	Take-Two Interactive Software, Inc., Expiration: March 2020, Exercise Price: $110.00	9,182,250	1,170,000

TOTAL CALL OPTIONS PURCHASED
(Cost $5,286,912)	6,247,188

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $160,055,145)	155,136,837
Other Assets in Excess of Liabilities: 1.2%	1,819,368
TOTAL NET ASSETS: 100.0%	$156,956,205

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of December 31, 2019, the total value of the investments considered illiquid was $4,951,800 or 3.2% of total net assets.
(3)	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.

	Share Balance December 31, 2019	Value March 31, 2019	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation / Depreciation	Value December 31, 2019	Dividend Income
The Dixie Group, Inc.	1,163,584	$1,011,237	$81,382	$-	$-	$233,867	$1,326,486	$-
Luby's, Inc.	1,647,870	2,457,914	-	(79,684)	(524,147)	1,771,231	3,625,314	-
Total					$(524,147)	$2,005,098	$4,951,800	$-

Hodges Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Level 4

Common Stocks	$148,889,649	$-	$-	$148,889,649
Call Options Purchased	-	6,247,188	-	6,247,188
Total Investments in Securities	$148,889,649	$6,247,188	$-	$155,136,837

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 75.8%
Airlines: 1.6%
142,500	Spirit Airlines, Inc. (1)	$5,744,175

Apparel & Shoe Retail: 4.0%
450,000	American Eagle Outfitters, Inc.	6,615,000
140,000	Caleres, Inc.	3,325,000
115,000	Shoe Carnival, Inc.	4,287,200
		14,227,200
Appliances Retail: 1.2%
340,000	Conn's, Inc. (1)	4,212,600

Automobile Retail: 0.8%
26,000	America's Car-Mart, Inc. (1)	2,851,160

Banks: 4.7%
500,000	Hilltop Holdings, Inc.	12,465,000
109,000	Triumph Bancorp, Inc. (1)	4,144,180
		16,609,180
Biotechnology: 2.5%
95,000	Exact Sciences Corp. (1)	8,785,600

Building Materials: 4.7%
110,000	Eagle Materials, Inc.	9,972,600
165,000	U.S. Concrete, Inc. (1)	6,873,900
		16,846,500
Commercial Services: 1.6%
75,000	HealthEquity, Inc. (1)	5,555,250

Computers: 3.3%
330,000	NCR Corp. (1)	11,602,800

Discount Retail: 1.2%
68,000	Ollie's Bargain Outlet Holdings, Inc. (1)	4,441,080

Diversified Manufacturing Operations: 1.4%
150,000	Federal Signal Corp.	4,837,500

Electrical Components & Equipment: 1.5%
95,000	Encore Wire Corp.	5,453,000

Electronics: 1.1%
130,000	Napco Security Technologies, Inc. (1)	3,820,700

Engineering & Construction: 2.5%
100,000	Arcosa, Inc.	4,455,000
200,000	Primoris Services Corp.	4,448,000
		8,903,000

Healthcare Products: 1.0%
60,000	Tandem Diabetes Care, Inc. (1)	3,576,600

Home Builders: 3.0%
395,000	Century Communities, Inc. (1)	10,803,250

Home Furnishings Retail: 1.3%
22,500	RH (1)	4,803,750

Insurance: 3.1%
120,000	Goosehead Insurance, Inc. - Class A	5,088,000
45,000	The Hanover Insurance Group, Inc.	6,150,150
		11,238,150
Internet: 1.7%
325,500	Revolve Group, Inc. - Class A (1)	5,976,180

Iron & Steel: 6.5%
1,100,000	Cleveland-Cliffs, Inc.	9,240,000
620,000	Commercial Metals Co.	13,807,400
		23,047,400
Leisure Time: 4.4%
140,000	Brunswick Corp.	8,397,200
215,000	YETI Holdings, Inc. (1)	7,477,700
		15,874,900
Oil Companies Exploration & Production: 3.9%
450,000	Callon Petroleum Co. (1)	2,173,500
20,000	Diamondback Energy, Inc.	1,857,200
168,000	Parsley Energy, Inc. - Class A	3,176,880
487,000	WPX Energy, Inc. (1)	6,691,380
		13,898,960
Oil U.S. Royalty Trusts: 5.9%
27,000	Texas Pacific Land Trust	21,092,940

Pharmaceuticals: 1.0%
275,000	Ironwood Pharmaceuticals, Inc. (1)	3,660,250

Pipelines: 0.9%
525,000	EnLink Midstream, LLC	3,218,250

Restaurants: 1.9%
78,000	Brinker International, Inc.	3,276,000
63,000	Texas Roadhouse, Inc.	3,548,160
		6,824,160
Semiconductors: 4.0%
140,000	Brooks Automation, Inc.	5,874,400
55,000	Diodes, Inc. (1)	3,100,350
225,000	Tower Semiconductor Ltd. (1)	5,413,500
		14,388,250
Software: 2.9%
40,000	Blackbaud, Inc.	3,184,000
110,000	Five9, Inc. (1)	7,213,800
		10,397,800

Transportation: 2.2%
50,000	Kirby Corp. (1)	4,476,500
90,000	Scorpio Tankers, Inc.	3,540,600
		8,017,100
TOTAL COMMON STOCKS
(Cost $206,729,095)		270,707,685

TOTAL INVESTMENTS IN SECURITIES: 75.8%
(Cost $206,729,095)		270,707,685
Other Assets in Excess of Liabilities: 24.2%		86,288,814
TOTAL NET ASSETS: 100.0%		$356,996,499

(1)	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$270,707,685	$-	$-	$270,707,685
Total Investments in Securities	$270,707,685	$-	$-	$270,707,685

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 94.1%
Advertising: 0.9%
30,000	Clear Channel Outdoor Holdings, Inc. (1)	$85,800

Apparel: 3.7%
12,000	Delta Apparel, Inc. (1)	373,200

Apparel & Shoe Retail: 9.0%
11,000	Abercrombie & Fitch Co. - Class A	190,190
17,000	Caleres, Inc.	403,750
3,000	Shoe Carnival, Inc.	111,840
16,000	Tilly's, Inc. - Class A	196,000
		901,780
Auto Manufacturers: 2.1%
9,000	Blue Bird Corp. (1)	206,280

Banks: 9.6%
15,000	Hilltop Holdings, Inc.	373,950
5,000	Independent Bank Group, Inc.	277,200
8,000	Triumph Bancorp, Inc. (1)	304,160
		955,310

Beverages: 1.8%
12,000	Farmer Brothers Co. (1)	180,720

Building Materials: 6.2%
4,500	Eagle Materials, Inc.	407,970
5,000	U.S. Concrete, Inc. (1)	208,300
		616,270

Commercial Services: 1.8%
11,000	Team, Inc. (1)	175,670

Computers: 3.5%
10,000	NCR Corp. (1)	351,600

Electrical Components & Equipment: 1.1%
1,900	Encore Wire Corp.	109,060

Electronics: 2.0%
7,000	Stoneridge, Inc. (1)	205,240

Engineering & Construction: 1.3%
25,000	Orion Group Holdings, Inc. (1)	129,750

Environmental Control: 2.7%
35,000	CECO Environmental Corp. (1)	268,100

Hair Salons: 2.2%
12,000	Regis Corp. (1)	214,440

Home Builders: 1.9%
7,000	Century Communities, Inc. (1)	191,450

Home Furnishings Retail: 1.6%
10,000	The Lovesac Co. (1)	160,500

Insurance: 7.8%
18,000	Crawford & Co. - Class A	206,460
7,000	Hallmark Financial Services, Inc. (1)	122,990
6,000	Horace Mann Educators Corp.	261,960
5,500	NMI Holdings, Inc. - Class A (1)	182,490
		773,900

Iron & Steel: 7.2%
35,000	Cleveland-Cliffs, Inc.	294,000
19,000	Commercial Metals Co.	423,130
		717,130

Leisure Time: 3.0%
5,000	Brunswick Corp.	299,900

Media: 2.3%
2,000	Nexstar Media Group, Inc. - Class A	234,500

Metal Fabrication & Hardware: 2.7%
8,000	Northwest Pipe Co. (1)	266,480

Oil Companies Exploration & Production: 5.2%
12,000	Matador Resources Co. (1)	215,640
16,000	Parsley Energy, Inc. - Class A	302,560
		518,200
Packaging & Containers: 1.3%
8,000	Graphic Packaging Holding Co.	133,200

Pipelines: 2.2%
35,000	EnLink Midstream, LLC	214,550

Real Estate Investment Trusts: 5.4%
45,000	Capstead Mortgage Corp.	356,400
8,000	The GEO Group, Inc.	132,880
4,000	Gladstone Land Corp.	51,880
		541,160
Semiconductors: 3.8%
2,500	Diodes, Inc. (1)	140,925
10,000	Tower Semiconductor Ltd. (1)	240,600
		381,525
Textiles: 1.8%
156,181	The Dixie Group, Inc. (1),(2)	178,046

TOTAL COMMON STOCKS
(Cost $8,485,414)		9,383,761

TOTAL INVESTMENTS IN SECURITIES: 94.1%
(Cost $8,532,664)		9,383,761
Other Assets in Excess of Liabilities: 5.9%		584,113
TOTAL NET ASSETS: 100.0%		$9,967,874

(1)	Non-income producing security.
(2)	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.

	Share Balance December 31, 2019	Value March 31, 2019	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciaiton / Depreciation	Value December 31, 2019	Dividend Income
The Dixie Group, Inc.	156,181	$246,750	$-	$(184,735)	$(36,653)	$152,684	$178,046	$-

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$9,383,761	$-	$-	$9,383,761
Total Investments in Securities	$9,383,761	$-	$-	$9,383,761

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Airlines: 4.3%
7,000	Alaska Air Group, Inc.	$474,250

Apparel: 3.2%
13,000	Tapestry, Inc.	350,610

Appliances Retail: 2.3%
20,000	Conn's, Inc. (1)	247,800

Banks: 7.1%
5,500	Comerica, Inc.	394,625
10,000	Triumph Bancorp, Inc. (1)	380,200
		774,825
Building Materials: 9.2%
6,000	Eagle Materials, Inc.	543,960
7,000	Owens Corning	455,840
		999,800
Building Products Retail: 2.5%
50,000	At Home Group, Inc. (1)	275,000

Computers: 2.9%
4,000	Lumentum Holdings, Inc. (1)	317,200

Electrical Components & Equipment: 3.2%
3,500	Generac Holdings, Inc. (1)	352,065

Electronics: 1.5%
4,000	Trimble, Inc. (1)	166,760

Entertainment: 3.0%
4,500	Live Nation Entertainment, Inc. (1)	321,615

Healthcare Products: 4.4%
8,000	Tandem Diabetes Care, Inc. (1)	476,880

Home Builders: 3.9%
6,000	LGI Homes, Inc. (1)	423,900

Home Furnishings: 2.0%
1,500	Whirlpool Corp.	221,295

Home Furnishings Retail: 3.4%
1,750	RH (1)	373,625

Insurance: 2.3%
6,000	Goosehead Insurance, Inc. - Class A	254,400

Iron & Steel: 4.5%
22,000	Commercial Metals Co.	489,940

Leisure Time: 7.1%
6,000	Brunswick Corp.	359,880
7,000	Norwegian Cruise Line Holdings Ltd. (1)	408,870
		768,750
Machinery - Diversified: 2.5%
3,500	AGCO Corp.	270,375

Oil Companies Exploration & Production: 7.6%
12,000	Continental Resources, Inc.	411,600
30,000	WPX Energy, Inc. (1)	412,200
		823,800

Oil Field Services: 2.6%
25,000	ProPetro Holding Corp. (1)	281,250

Pharmaceuticals: 4.6%
1,000	DexCom, Inc. (1)	218,740
9,500	Elanco Animal Health, Inc. (1)	279,775
		498,515
Semiconductors: 4.5%
20,000	ON Semiconductor Corp. (1)	487,600

Software: 3.3%
1,200	Tyler Technologies, Inc. (1)	360,024

Transportation: 8.0%
2,200	Kansas City Southern	336,952
6,000	Kirby Corp. (1)	537,180
		874,132
TOTAL COMMON STOCKS
(Cost $9,231,468)		10,884,411

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $9,231,468)		10,884,411
Other Assets in Excess of Liabilities: 0.1%		14,287
TOTAL NET ASSETS: 100.0%		$10,898,698

(1)	Non-income producing security.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)
The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,884,411	$-	$-	$10,884,411
Total Investments in Securities	$10,884,411	$-	$-	$10,884,411

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 100.0%
Aerospace & Defense: 4.3%
3,500	The Boeing Co.	$1,140,160

Airlines: 7.1%
18,000	Delta Air Lines, Inc.	1,052,640
15,000	Southwest Airlines Co.	809,700
		1,862,340
Banks: 7.4%
24,000	Bank of America Corp.	845,280
8,000	JPMorgan Chase & Co.	1,115,200
		1,960,480
Beverages: 4.7%
10,000	The Coca-Cola Co.	553,500
5,000	PepsiCo, Inc.	683,350
		1,236,850
Building Products Retail: 8.2%
5,000	The Home Depot, Inc.	1,091,900
9,000	Lowe's Companies, Inc.	1,077,840
		2,169,740
Computers: 8.0%
7,200	Apple, Inc.	2,114,280

Discount Retail: 3.6%
8,000	Wal-Mart Stores, Inc.	950,720

Diversified Financial Services: 2.8%
4,000	Visa, Inc. - Class A	751,600

Internet: 4.2%
600	Amazon.com, Inc. (1)	1,108,704

Media: 4.4%
8,000	The Walt Disney Co.	1,157,040

Oil Companies Integrated: 2.7%
6,000	Chevron Corp.	723,060

Oil Refining & Marketing: 3.4%
15,000	Marathon Petroleum Corp.	903,750

Pharmaceuticals: 16.6%
12,000	AbbVie, Inc.	1,062,480
8,000	Bristol-Myers Squibb Co.	513,520
15,000	CVS Health Corp.	1,114,350
6,750	Johnson & Johnson	984,623
8,000	Merck & Co., Inc.	727,600
		4,402,573

Pipelines: 4.5%
6,000	ONEOK, Inc.	454,020
18,000	Targa Resources Corp.	734,940
		1,188,960
Semiconductors: 3.4%
7,000	Texas Instruments, Inc.	898,030

Software: 6.0%
10,000	Microsoft Corp.	1,577,000

Telecommunications: 6.0%
25,000	AT&T, Inc.	977,000
10,000	Verizon Communications, Inc.	614,000
		1,591,000
Transportation: 2.7%
4,000	Union Pacific Corp.	723,160

TOTAL COMMON STOCKS
(Cost $18,337,117)		26,459,447

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $18,337,117)		26,459,447
Other Assets in Excess of Liabilities: 0.0% (2)		57
TOTAL NET ASSETS: 100.0%		$26,459,504

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$26,459,447	$-	$-	$26,459,447
Total Investments in Securities	$26,459,447	$-	$-	$26,459,447

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 27, 2020

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  February 27, 2020

* Print the name and title of each signing officer under his or her signature.